Subsequent events (Details) - $ / shares shares in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 02, 2024	Jun. 30, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Shares repurchased (in shares)		2.5	5.1
Weighted average share price (in usd per share)		$ 50.68	$ 47.87
Subsequent event
Subsequent Event [Line Items]
Shares repurchased (in shares)	1.1
Weighted average share price (in usd per share)	$ 52.62